Gemma License Agreement (Q2) (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee receivable	$ 15,000	$ 15,000
Non-refundable sublicense payments received			$ 16,250	$ 13,750	$ 8,226
Gemma License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee receivable			15,000	15,000
Payment received	7,500	10,000	10,000	7,500
Long-term license fee due and receivables	5,000	5,000	5,000
Contingent proceeds upon completing certain business milestones	5,000
Maximum additional amount in development and commercial milestone payments receivable	$ 114,000	$ 114,000
Amount of transition services payments			4,800	4,800
Transition service payments			1,500	1,500
Non-refundable sublicense payments received			$ 16,300	$ 13,800